STOCK OPTIONS (Details 1) - Employee Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)	9,903,650	6,604,880
Number of Options, Issued (in shares)		4,650,000
Number of Options, Exercised (in shares)		(110,096)
Number of Options, Expired (in shares)		(1,037,047)
Number of Options, Cancelled (in shares)		(204,087)
Number of Options, Outstanding, Ending Balance (in shares)	23,369,004	9,903,650
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)	$ 0.59	$ 0.57
Weighted-Average Exercise Price, Issued (in dollars per share)		0.54
Weighted-Average Exercise Price, Exercised (in dollars per share)		0.17
Weighted-Average Exercise Price, Expired (in dollars per share)		0.27
Weighted-Average Exercise Price, Cancelled (in dollars per share)		0.55
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share)		$ 0.59